SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Information
Mainland China	$ 3,603	¥ 22,905	¥ 4,327
Hong Kong	57	360	1,079
Total	$ 3,660	¥ 23,265	¥ 5,406